Financial Assets at Fair Value Through Other Comprehensive Income	12 Months Ended
Dec. 31, 2020
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Financial Assets at Fair Value Through Other Comprehensive Income
9.	FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

	December 31, 2019	December 31, 2020
	NT$	NT$
	(In Millions)	(In Millions)
Investments in debt instruments at FVTOCI
Corporate bonds	$51,790.0	$56,593.6
Agency bonds/Agency mortgage-backed securities	51,966.5	43,977.1
Government bonds	12,824.2	13,459.5
Asset-backed securities	10,815.9	8,368.3

	127,396.6	122,398.5

Investments in equity instruments at FVTOCI
Non-publicly traded equity investments	4,124.3	4,514.9
Publicly traded stocks	—	50.0

	4,124.3	4,564.9

	$131,520.9	$126,963.4

Current	$127,396.6	$122,448.5
Noncurrent	4,124.3	4,514.9

	$131,520.9	$126,963.4

These investments in equity instruments are held for medium to long-term purposes and therefore are accounted for as FVTOCI. For dividends recognized from these investments, please refer to consolidated statements of cash flows. All the dividends are from investments held at the end of the reporting period.
For the years ended December 31, 2018, 2019 and 2020, as the Company adjusted its investment portfolio or the non-publicly
traded investee was merged, equity investments designated at FVTOCI were divested for NT$840.6 million, NT$873.5 million and NT$0.01 million, respectively. For the years ended December 31, 2018 and 2020, the related other equity-unrealized gain/loss on financial assets at FVTOCI of NT$1,193.1 million and NT$109.0 million were transferred to decrease retained earnings, respectively. For the year ended December 31, 2019, the related other equity-unrealized gain/loss on financial assets at FVTOCI of NT$156.8 million was transferred to increase retained earnings.
As of December 31, 2019 and 2020, the cumulative loss allowance for expected credit loss of NT$35.6 million and NT$32.5 million were recognized under investments in debt instruments at FVTOCI, respectively. Refer to Note 33 for information relating to the credit risk management and expected credit loss.